Registration Nos. 333-66807
                                                                       811-09093

   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 18, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


Pre-Effective Amendment No.                                           / /
Post-Effective Amendment No.  8                                       /X/
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                        /X/
Amendment No.  11                                                     /X/
(Check appropriate box or boxes)

                                  E*TRADE FUNDS

              (Exact name of Registrant as specified in charter)

                               4500 Bohannon Drive
                              Menlo Park, CA 94025
                   (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (650) 331-5000

                                 Kathy Levinson
                            E*TRADE Securities, Inc.
                               4500 Bohannon Drive
                              Menlo Park, CA 94025
                     (Name and address of agent for service)

                 Please send copies of all communications to:

David A. Vaughan, Esq.                  Kathy Levinson
Dechert Price & Rhoads                  E*TRADE Securities, Inc.
1775 Eye Street, NW                     4500 Bohannon Drive
Washington, DC  20006                   Menlo Park, CA 94025

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine. It is proposed that this filing will become effective (check appropriate box):

       Immediately upon filing pursuant to paragraph (b)
-------
X      on October 20, 1999 pursuant to paragraph (b)
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       60 days after filing pursuant to paragraph (a)(1)
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       75 days after filing pursuant to paragraph (a)(2) of Rule 485
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If appropriate, check the following box:

        This  post-effective  amendment  designates a new effective date for a
X       previously filed post-effective amendment.
-------

This Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A for E*TRADE Funds (the "Fund") incorporates by reference: (i) the Prospectuses, Statements of Additional Information and Parts C contained in Post-Effective Amendment ("PEA") No. 3, which was filed with the Securities and Exchange Commission ("SEC") on July 26, 1999; and (ii) PEA No. 6 which was filed with the SEC on October 6, 1999 to extend the effective date to October 19, 1999. This PEA No. 8 seeks to further extend the effective date of this Registration Statement to October 20, 1999.

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Menlo Park in the State of California on the 18th day of October, 1999.

                                          E*TRADE FUNDS
                                          (Registrant)
                                          By:   *
                                              --------------------------------
                                                Name: Brian C. Murray
                                                Title:      President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                           Title                   Date

*
------------------------------
Kathy Levinson                      Trustee                 October 18, 1999


*
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Leonard C. Purkis                   Trustee and Treasurer   October 18, 1999
                                    (Principal Financial and
                                      Accounting Officer)

*
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Brian C. Murray                     President (Principal    October 18, 1999
                                      Executive Officer)


*
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Shelly J. Meyers                    Trustee                 October 18, 1999


*
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Ashley T. Rabun                     Trustee                 October 18, 1999



*
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Steven Grenadier                    Trustee                 October 18, 1999


*By   /s/                                                   October 18, 1999
    --------------------------------
    David A. Vaughan
    Attorney-In-Fact